Segment and Geographical Information - (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of operating segments [abstract]
Summary of External Revenues and Long-lived Assets by Geographic Location
The following table presents total external revenues by geographic location:

	March 31,
	2021		2020
	$	%	$	%
Canada	162,764	56.6	147,821	53.0
U.S.	114,608	39.8	118,125	42.3
Europe	10,271	3.6	13,061	4.7
	287,643	100.0	279,007	100.0

Long-lived assets by geographic location
The following table presents the total net book value of the Group’s long-lived assets by geographic location:

As at	March 31,
	2021		2020
	$	%	$	%
Canada	62,172	48.2	64,143	43.3
U.S.	65,784	51.0	82,607	55.8
Europe	1,107	0.8	1,326	0.9
	129,063	100.0	148,076	100.0

Summary of Revenue from Customers for Major Service Category
An analysis of the Group’s revenue from customers for each major service category is as follows:

	March 31,
	2021		2020
	$	%	$	%
System integration and consulting services	278,341	96.8	270,345	96.9
Payrolling services	1,241	0.4	1,289	0.5
Software revenue	8,061	2.8	7,373	2.6
	287,643	100.0	279,007	100.0